Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Beginning Balance	$ 26,084	$ 21,440
Increases related to prior year tax positions	171	348
Decreases related to prior year tax positions	(598)
Increases related to current year tax positions	5,973	7,978
Settlements	(220)
Lapse of statute of limitations	(1,727)	(3,682)
Ending Balance	$ 29,683	$ 26,084